Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of fiscal year	¥(369,369)	¥(344,785)	¥(383,004)
Net change during the fiscal year	24,584	(38,253)	(291,226)
Effect of adopting new guidance on measurement of credit losses on financial instruments	—	34	—
Balance at end of fiscal year	¥(344,785)	¥(383,004)	¥(674,230)
Net debt valuation adjustments:
Balance at beginning of fiscal year	¥(8,670)	¥45,502	¥(37,862)
Net change during the fiscal year	54,172	(83,364)	23,324
Balance at end of fiscal year	¥45,502	¥(37,862)	¥(14,538)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥(24,140)	¥(13,343)	¥19,029
Net change during the fiscal year	10,797	32,372	(13,060)
Balance at end of fiscal year	¥(13,343)	¥19,029	¥5,969
Defined benefit plans:
Balance at beginning of fiscal year	¥(208,273)	¥(337,918)	¥(20,382)
Net change during the fiscal year	(129,645)	317,536	49,506
Balance at end of fiscal year	¥(337,918)	¥(20,382)	¥29,124
Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥326,183	¥230,127	¥132,738
Net change during the fiscal year	(96,056)	(97,389)	747,970
Balance at end of fiscal year	¥230,127	¥132,738	¥880,708
Balance at end of fiscal year	¥(420,417)	¥(289,481)	¥227,033
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020			2021			2022
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥100,974	¥(2,260)	¥98,714	¥(69,247)	¥(599)	¥(69,846)	¥(347,106)	¥76,360	¥(270,746)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	(107,102)	32,007	(75,095)	(383)	(547)	(930)	(2,015)	11,268	9,253
Net change	(6,128)	29,747	23,619	(69,630)	(1,146)	(70,776)	(349,121)	87,628	(261,493)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(965)			(32,523)			29,733
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			24,584			(38,253)			(291,226)
Net debt valuation adjustments:
Net debt valuation adjustments	77,765	(23,812)	53,953	(126,007)	38,584	(87,423)	32,735	(10,025)	22,710
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests	315	(96)	219	5,851	(1,792)	4,059	885	(271)	614
Net change	78,080	(23,908)	54,172	(120,156)	36,792	(83,364)	33,620	(10,296)	23,324
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			54,172			(83,364)			23,324
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	1,375	(560)	815	44,255	(12,359)	31,896	(5,542)	1,825	(3,717)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	13,279	(3,452)	9,827	164	115	279	(12,200)	3,143	(9,057)
Net change	14,654	(4,012)	10,642	44,419	(12,244)	32,175	(17,742)	4,968	(12,774)

	2020			2021			2022
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			(155)			(197)			286
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			10,797			32,372			(13,060)
Defined benefit plans:
Defined benefit plans	(195,851)	59,426	(136,425)	436,435	(133,404)	303,031	62,946	(17,350)	45,596
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	6,643	(1,741)	4,902	22,504	(6,479)	16,025	7,042	(1,689)	5,353
Net change	(189,208)	57,685	(131,523)	458,939	(139,883)	319,056	69,988	(19,039)	50,949
Defined benefit plans attributable to noncontrolling interests			(1,878)			1,520			1,443
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(129,645)			317,536			49,506
Foreign currency translation adjustments:
Foreign currency translation adjustments	(99,520)	19,588	(79,932)	(61,085)	(14,370)	(75,455)	853,517	(98,059)	755,458
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	(2,238)	1,105	(1,133)	(57,534)	17,738	(39,796)	(4,296)	1,317	(2,979)
Net change	(101,758)	20,693	(81,065)	(118,619)	3,368	(115,251)	849,221	(96,742)	752,479
Foreign currency translation adjustments attributable to noncontrolling interests			14,991			(17,862)			4,509
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(96,056)			(97,389)			747,970
Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥(136,148)			¥130,902			¥516,514
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of operations for the fiscal years ended March 31, 2020, 2021 and 2022:

	2020	2021	2022
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of operations
	(in millions)
Net unrealized losses (gains) on investment securities
Net losses (gains) on sales and redemptions of Available-for-sale debt securities	¥(108,193)	¥6,410	¥(48,637)	Investment securities gains (losses)—net
Impairment losses on investment securities	1,590	6	47,069	Investment securities gains (losses)—net
Other	(499)	(6,799)	(447)
	(107,102)	(383)	(2,015)	Total before tax
	32,007	(547)	11,268	Income tax expense (benefit)
	¥(75,095)	¥(930)	¥9,253	Net of tax
Net debt valuation adjustments	¥315	¥5,851	¥885	Equity in earnings of equity method investees—net or Other non-interest income
	315	5,851	885	Total before tax
	(96)	(1,792)	(271)	Income tax expense (benefit)
	¥219	¥4,059	¥614	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges Interest rate contracts
Interest rate contracts	¥9,878	¥(3,579)	¥(12,017)	Interest income on Loans, including fees
Foreign exchange contracts	3,399	3,743	(183)	Interest expense on Long- term debt or Foreign exchange losses—net
Other	2	—	—
	13,279	164	(12,200)	Total before tax
	(3,452)	115	3,143	Income tax expense (benefit)
	¥9,827	¥279	¥(9,057)	Net of tax
Defined benefit plans
Net actuarial loss(1)	¥15,488	¥28,787	¥17,279	Other non-interest expenses
Prior service cost(1)	(5,718)	(4,267)	(4,467)	Other non-interest expenses
Gain on settlements and curtailment, and other(1)	(3,127)	(2,016)	(5,770)	Other non-interest income or expenses
	6,643	22,504	7,042	Total before tax
	(1,741)	(6,479)	(1,689)	Income tax expense (benefit)
	¥4,902	¥16,025	¥5,353	Net of tax
Foreign currency translation adjustments	¥(5,003)	¥(57,561)	¥(4,303)	Other non-interest income
	2,765	27	7	Other non-interest expenses
	(2,238)	(57,534)	(4,296)	Total before tax
	1,105	17,738	1,317	Income tax expense (benefit)
	¥(1,133)	¥(39,796)	¥(2,979)	Net of tax
Total reclassifications for the period	¥(89,103)	¥(29,398)	¥(10,584)	Total before tax
	27,823	9,035	13,768	Income tax expense (benefit)
	¥(61,280)	¥(20,363)	¥3,184	Net of tax

Note:
(1)These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.